Schedule of short term borrowings (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 CNY (¥)
Line of Credit Facility [Line Items]
Total	$ 13,565	¥ 67,470	¥ 94,861
Bank of Ningbo [Member]
Line of Credit Facility [Line Items]
Total			¥ 22,861
Maturity		July, August, September and November 2026
Bank of Ningbo [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Annual interest rate	2.55%		2.55%
Bank of Ningbo [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Annual interest rate	3.00%		3.00%
Bank of Beijing [Member]
Line of Credit Facility [Line Items]
Total			¥ 10,000
Annual interest rate	3.00%		3.00%
Maturity	August 2026
Industrial Bank [Member]
Line of Credit Facility [Line Items]
Total			¥ 10,000
Annual interest rate	2.90%		2.90%
Maturity	March 2026
Bank of Hangzhou [Member]
Line of Credit Facility [Line Items]
Total			¥ 7,000
Maturity	January, February and July 2026
Bank of Hangzhou [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Annual interest rate	3.50%		3.50%
Bank of Hangzhou [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Annual interest rate	3.60%		3.60%
Bank of Nanjing [Member]
Line of Credit Facility [Line Items]
Total			¥ 10,000
Maturity	March, June and July 2026
Bank of Nanjing [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Annual interest rate	3.00%		3.00%
Bank of Nanjing [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Annual interest rate	3.60%		3.60%
Bank of China [Member]
Line of Credit Facility [Line Items]
Total			¥ 10,000
Annual interest rate	2.45%		2.45%
Maturity	November 2026
Xiamen International Bank [Member]
Line of Credit Facility [Line Items]
Total			¥ 10,000
Annual interest rate	4.00%		4.00%
Maturity	May and June 2026
Industrial And Commercial Bank Of China [Member]
Line of Credit Facility [Line Items]
Total			¥ 10,000
Annual interest rate	2.35%		2.35%
Maturity	June 2026
Bank Of Shanghai [Member]
Line of Credit Facility [Line Items]
Total			¥ 5,000
Annual interest rate	3.00%		3.00%
Maturity	October 2026
China Merchants Bank One [Member]
Line of Credit Facility [Line Items]
Total		2,000
China Merchants Bank [Member]
Line of Credit Facility [Line Items]
Annual interest rate	2.80%		2.80%
Maturity	February 2025
Bank of Ningbo One [Member]
Line of Credit Facility [Line Items]
Total		20,800
Maturity	May, July and October 2025
Bank of Ningbo One [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Annual interest rate	3.30%		3.30%
Bank of Ningbo One [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Annual interest rate	4.50%		4.50%
Bank Of Beijing One [Member]
Line of Credit Facility [Line Items]
Total		10,000
Annual interest rate	3.00%		3.00%
Maturity	August 2025
Industrial Bank One [Member]
Line of Credit Facility [Line Items]
Total		10,000
Annual interest rate	3.20%		3.20%
Maturity	March 2025
Bank of China One [Member]
Line of Credit Facility [Line Items]
Total		5,000
Annual interest rate	2.35%		2.35%
Maturity	November 2025
Bank Of Hangzhou One [Member]
Line of Credit Facility [Line Items]
Total		10,000
Maturity	June and November 2025
Bank Of Hangzhou One [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Annual interest rate	3.55%		3.55%
Bank Of Hangzhou One [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Annual interest rate	3.60%		3.60%
Bank Of Nanjing One [Member]
Line of Credit Facility [Line Items]
Total		¥ 9,670
Annual interest rate	3.60%		3.60%
Maturity	January, June and July 2025